Segment information (Details Narrative) - Distributor [member]	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Revenue percentage	87.00%	89.00%
Accounts receivable and other receivables percentage	84.00%	92.00%